THE AMIDEX35TM MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            NOVEMBER 30, 1999
--------------------------------------------------------------------------------

                                                       Shares         Value
                                                       ------         -----
COMMON STOCK -- 95.63%

BANKING AND INSURANCE -- 13.54%
Bank Hapoalim Ltd.                                     50,781      $  134,007
Bank Lumi Le-Israel                                    58,298         107,387
First International Bank of israel Ltd.                 2,442          13,859
Israel Discount Bank CL A                              38,414          43,328
Leumi Insurance Holdings                               42,537          34,500
United Mizrahi Bank Group Ltd.                          8,933          22,243
                                                                   ----------
                                                                      355,324
                                                                   ----------

CHEMICALS -- 4.80%
Dead Sea Bromine Company                                2,877          16,463
Dead Sea Works Limited                                 12,342          34,000
Israel Chemicals Limited                               49,323          50,151
Makhteshim-Agan Industries Ltd. *                      14,594          25,399
                                                                   ----------
                                                                      126,013
                                                                   ----------

COMPUTER SOFTWARE AND SERVICES -- 24.76%
Amdocs Limited *                                        8,109         285,335
Check point Software Technologies Ltd. *                1,460         206,772
Galileo Technology Ltd. *                               1,681          38,348
Mercury Interactive Corporation *                       1,431         118,952
                                                                   ----------
                                                                      649,407
                                                                   ----------
DIGITAL IMAGING -- 6.56%
Electronics for Imaging, Inc. *                         2,178          97,057
Orbotech Ltd. *                                           557          50,966
Scitex Corporation Ltd. *                               1,761          23,994
                                                                   ----------
                                                                      172,017
                                                                   ----------

DIVERSIFIED HOLDINGS -- 13.70%
Clal Electronics Industries Ltd.                          153          25,940
Clal (Israel) Ltd.                                      1,288          42,639
Clal Industries Ltd.                                    5,714          41,480
Discount Investment Corporation                         1,163          50,244
IDB Development Corporation Ltd.                        1,872          61,839
IDB Holding Corporation Ltd.                            1,555          47,727
Israel Corporation Ltd.                                   204          24,746
Koor Industries Limited ADR                             3,264          64,668
                                                                   ----------
                                                                      359,283
                                                                   ----------

MEDICAL PRODUCTS -- 5.63%
Teva Pharmaceutical Industries Ltd. ADR                 2,577         141,413
ESC Medical Systems Ltd. *                              1,157           6,219
                                                                   ----------
                                                                      147,632
                                                                   ----------

REAL ESTATE DEVELOPMENT -- 0.67%
Industrial Building Corporation                        11,750          17,504
                                                                   ----------

THE AMIDEX35TM MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            NOVEMBER 30, 1999
--------------------------------------------------------------------------------

RETAIL -- 1.69%

Blue Square-Israel Ltd. ADR                             1,527          18,706
Supersol Ltd. ADR                                       1,695          25,637
                                                                   ----------
                                                                       44,343
                                                                   ----------

TELECOMMUNICATIONS -- 24.28%
Bezeq Israeli Telecommunications Corporation Ltd.      31,421         147,855
Comverse Technology, Inc. *                             2,872         347,153
ECI Telecom Limited                                     3,160          79,198
Gilat Satallite Networks Ltd. *                           814          62,627
                                                                   ----------
                                                                      636,833
                                                                   ----------


TOTAL COMMON STOCK (COST $2,138,551)                                2,508,356
                                                                   ----------


SHORT-TERM INVESTMENTS -- 3.56%
Star Bank Treasury Money Market Fund (Cost $93,439)                    93,439
                                                                   ----------

TOTAL INVESTMENTS (COST $2,231,990) -- 99.19%                       2,601,795
OTHER ASSETS  IN EXCESS OF LIABILITIES -- 0.81%                        11,294
                                                                   ----------
NET ASSETS -- 100%                                                 $2,613,089
                                                                   ==========



*    Non-income producing security.
ADR - American depository receipt

THE AMIDEX35TM MUTUAL FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments, at market (identified cost $2,231,990)              $ 2,601,795
   Receivables:
      Dividends                                                           1,744
      Interest                                                              283
      Fund shares sold                                                   15,000
      Due from advisor                                                      961
                                                                    -----------
         Total assets                                                 2,619,783
                                                                    -----------

LIABILITIES:
   Payables:
      Distribution fees payable                                             961
      Accrued expenses                                                    4,067
      Other liabilities                                                   1,666
                                                                    -----------
         Total liabilities                                                6,694
                                                                    -----------
NET ASSETS                                                          $ 2,613,089
                                                                    ===========

NET ASSETS CONSIST OF:
      Common stock                                                  $ 2,235,981
      Net investment loss                                                (5,140)
      Accumulated realized gain on investments                           12,469
      Net unrealized gain on investments                                369,805
      Translation of assets and liabilities denominated
         in foreign currency                                                (26)
                                                                    -----------
Total Net Assets (applicable to 213,309 shares oustanding;
   500,000,000 shares of $0.0001 par value authorized)                2,613,089
                                                                    ===========

NO-LOAD CLASS SHARES:
Net Assets applicable to 209,142 shares outstanding (Note 2)        $ 2,572,987
Net Asset Value, offering and redemption price per share            $     12.30
                                                                    ===========

CLASS A SHARES:
Net Assets applicable to 4,167 shares outstanding (Note 2)          $    40,102
Net Asset Value, and redemption price per share                     $      9.62
                                                                    ===========

Offering price per share Class A ($9.62/.9600)                      $     10.02
                                                                    ===========

                       See notes to financial statements.

THE AMIDEX35TM MUTUAL FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED NOVEMBER 30, 1999*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                           $   1,188
   Dividends                                                              9,774
                                                                      ---------
      Total investment income                                            10,962
                                                                      ---------

EXPENSES:
   Investment advisory fees                                               3,330
   Distribution fees - No-load class                                      1,663
   Distribution fees - Class A                                                3
   Service fees                                                          11,106
                                                                      ---------
      Total expenses                                                     16,102
                                                                      ---------

   Net investment loss                                                   (5,140)
                                                                      ---------

REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                      12,469
   Net change in unrealized appreciation (depreciation) on:
      Securities                                                        369,805
      Translation of assets and liabilities denominated in
         foreign currency                                                   (26)
                                                                      ---------
                                                                        382,248
                                                                      ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 377,108
                                                                      =========


*    The Amidex35TM Mutual Fund commenced operations on June 8, 1999.

                       See notes to financial statements.

THE AMIDEX35TM MUTUAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                For the Period
                                                                     Ended
                                                              November 30, 1999*
                                                              ------------------
INCREASE IN NET ASSETS
Operations:
   Net investment loss                                           $    (5,140)
   Net realized gain on investments                                   12,469
   Net change in unrealized appreciation on investments              369,779
                                                                 -----------
Net increase in net assets resulting from operations                 377,108
                                                                 -----------

Increase in net assets from Fund share transactions (Note 2)       2,135,981
                                                                 -----------
Increase in net assets                                             2,513,089

NET ASSETS:
   Beginning of period                                               100,000
                                                                 -----------
   End of period                                                 $ 2,613,089
                                                                 ===========

*    The Amidex35TM Mutual Fund commenced operations on June 8, 1999.

                       See notes to financial statements.

THE AMIDEX35TM MUTUAL FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
Per Share Data (For a Share  Outstanding  from June 8, 1999 through November 30,
1999)
--------------------------------------------------------------------------------

                                            FOR THE PERIOD     FOR THE PERIOD
                                                ENDED              ENDED
                                          NOVEMBER 30, 1999* NOVEMBER 30, 1999**
                                            NO-LOAD CLASS         CLASS A
                                          -----------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   10.00               9.60
                                              ---------          ---------

INVESTMENT OPERATIONS:
   Net investment loss                            (0.02)              0.00
   Net realized and unrealized gain on
      investments                                  2.32               0.02
                                              ---------          ---------
      Total from investment operations             2.30               0.02
                                              ---------          ---------

NET ASSET VALUE, END OF PERIOD                $   12.30               9.62
                                              =========          =========

TOTAL RETURN                                      23.00%              0.21%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)       $   2,573                 40
   Ratio of expenses to average net assets:        2.36% 1            2.20% 1
   Ratio of net investment income (loss)
      to average net assets:                      (0.75%)1            1.20%)1
   Portfolio turnover rate                         4.62%              4.62%


  1  Annualized
* The Amidex35TM Mutual Fund No-load Class shares commenced operations on June 8, 1999.
** The Amidex35TM Mutual Fund Class A shares commenced operations on November 19, 1999.

                       See notes to financial statements.

AMIDEX35TM MUTUAL FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 1999

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     Amidex Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and consists solely of The Amidex35TM Mutual Fund (the "Fund"). The Fund is a non-diversified Fund. The Company is registered as an open-end management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Fund is currently registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered. The Fund's investment strategy is capital growth. The Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by TransNations Investments, LLC. (the "Advisor"). Accordingly, no organization costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment advisor under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

b) Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

AMIDEX35TM MUTUAL FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 1999

c) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles.

e) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.   CAPITAL SHARE TRANSACTIONS
     Transactions in shares of the Fund for the class A shares for the period ended November 30, 1999 were as follows:

                                                               SHARES    AMOUNT
     Sold .................................................     4,167   $39,846
     Redeemed .............................................        --        --
                                                              -------   -------

     Net Increase .........................................     4,167   $39,846
                                                              =======   =======

     Transactions in shares of the Fund for the No-load class of shares for the period ended November 30, 1999 were as follows:

                                                        SHARES         AMOUNT
     Sold ........................................       201,067    $ 2,120,639
     Redeemed ....................................        (1,925)       (24,504)
                                                     -----------    -----------

     Net Increase ................................       199,142    $ 2,096,135
                                                     ===========    ===========

AMIDEX35TM MUTUAL FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 1999

3.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended November 30, 1999, were as follows:

          Purchases: ...............................  $2,182,465

          Sales: ...................................      57,132

     At November 30, 1999, net unrealized appreciation of investments for tax purposes was as follows:

          Appreciation .............................   $ 421,502
          Depreciation .............................     (51,697)
                                                       ---------

          Net appreciation on investments ..........   $ 369,805
                                                       =========


     At November 30, 1999, the cost of investments for federal income tax purposes was $2,231,990.

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
     The Fund has entered into an Advisory Agreement with TransNations Investments, LLC (the "Advisor") to provide investment management services to the Fund, pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the period ended November 30, 1999, the Advisor received advisory fees of $3,331.

     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.45% as applied to the Fund's daily net assets. Prior to November 19, 1999 the fee was calculated at the annual rate of 1.70%. For the period ended November 30, 1999, the Advisor received Servicing Agreement fees of $11,106.

     The Fund and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and recordkeeping services.

AMIDEX35TM MUTUAL FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 1999

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

     The effect of the Advisory Agreement and the Servicing Agreement is to place a "cap" on the Funds' normal operating expenses at 1.95%. The only other expenses incurred by the fund are distribution fees, brokerage fees, taxes, if any, legal fees relating to litigation, and other extraordinary expenses.

     The Fund and the Advisor have entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Fund. Declaration Distributors, Inc. serves as underwriter/distributor of the Fund.

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds average net assets attributable to each class of shares respectively (1/12 of 0.25% monthly) and 1.00% annually of the Funds' average net assets attributable to Class C shares (1/12 of 1.00% monthly), to persons or institutions for performing certain servicing functions for the Funds shareholders. The distribution plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders. The distribution plans for the Class A and the No-load class of shares took effect November 19, 1999 and June 8,1999, respectively.

     Certain directors and officers of the Fund are directors and officers of the Advisor.